UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2013

Shares	Description (1)	Value
LONG-TERM INVESTMENTS – 99.4%
Common Stocks – 99.4% (5)
Aerospace & Defense – 2.3%
37,352	Boeing Company	$ 4,388,860
48,538	Honeywell International Inc.	4,030,596
8,874	Huntington Ingalls Industries Inc.	598,108
17,575	Lockheed Martin Corporation	2,241,691
31,240	Northrop Grumman Corporation	2,975,922
32,796	Raytheon Company	2,527,588
31,622	United Technologies Corporation	3,409,484
Total Aerospace & Defense	20,172,249
Air Freight & Logistics – 0.9%
82,888	United Parcel Service, Inc., Class B	7,573,477
Auto Components – 0.2%
60,739	Gentex Corporation	1,554,311
Automobiles – 0.6%
213,263	Ford Motor Company	3,597,747
33,442	Harley-Davidson, Inc.	2,148,314
Total Automobiles	5,746,061
Beverages – 1.8%
235,730	Coca-Cola Company	8,929,452
28,504	Monster Beverage Corporation, (2)	1,489,334
71,558	PepsiCo, Inc.	5,688,861
Total Beverages	16,107,647
Biotechnology – 3.7%
48,142	Amgen Inc.	5,389,015
81,056	Celgene Corporation, (2)	12,476,950
236,655	Gilead Sciences, Inc., (2)	14,871,400
Total Biotechnology	32,737,365
Capital Markets – 1.7%
129,710	Charles Schwab Corporation	2,742,069
48,725	Eaton Vance Corporation	1,891,992
20,275	Goldman Sachs Group, Inc.	3,207,708
43,099	Legg Mason, Inc.	1,441,231
101,241	Morgan Stanley	2,728,445
61,497	Waddell & Reed Financial, Inc., Class A	3,165,866
Total Capital Markets	15,177,311
Chemicals – 1.5%
35,894	Dow Chemical Company	1,378,330
26,873	E.I. Du Pont de Nemours and Company	1,573,683
61,739	Eastman Chemical Company	4,809,468
37,024	Monsanto Company	3,864,195
10,878	Potash Corporation of Saskatchewan	340,264
33,218	RPM International, Inc.	1,202,492
Total Chemicals	13,168,432
Commercial Banks – 1.8%
71,851	Fifth Third Bancorp.	1,296,192
86,613	First Horizon National Corporation	951,877
143	HSBC Holdings PLC, Sponsored ADR	7,759
6	Lloyds Banking Group PLC, Sponsored ADR, (2)	29
111,373	U.S. Bancorp	4,074,024
241,110	Wells Fargo & Company	9,962,665
Total Commercial Banks	16,292,546
Commercial Services & Supplies – 0.4%
23,371	Deluxe Corporation	973,636
49,936	R.R. Donnelley & Sons Company	788,989
53,708	Waste Management, Inc.	2,214,918
Total Commercial Services & Supplies	3,977,543
Communications Equipment – 3.8%
45,063	ADTRAN, Inc.	1,200,478
13,861	Aviat Networks Inc., (2)	35,761
630,518	Cisco Systems, Inc.	14,766,732
19,247	Harris Corporation	1,141,347
14,940	Motorola Solutions Inc.	887,137
233,920	QUALCOMM, Inc.	15,756,851
Total Communications Equipment	33,788,306
Computers & Peripherals – 7.0%
103,796	Apple, Inc.	49,484,741
211,358	Dell Inc.	2,910,400
157,114	EMC Corporation	4,015,834
114,325	Hewlett-Packard Company	2,398,539
65,269	NetApp, Inc.	2,781,765
Total Computers & Peripherals	61,591,279
Consumer Finance – 1.0%
51,885	American Express Company	3,918,355
55,844	Discover Financial Services	2,822,356
77,393	SLM Corporation	1,927,086
Total Consumer Finance	8,667,797
Containers & Packaging – 0.6%
59,259	Packaging Corp. of America	3,383,096
50,628	Sonoco Products Company	1,971,454
Total Containers & Packaging	5,354,550
Distributors – 0.3%
31,204	Genuine Parts Company	2,524,092
Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.	984,034
Diversified Financial Services – 4.2%
600,967	Bank of America Corporation	8,293,345
82,207	Berkshire Hathaway Inc., Class B, (2)	9,331,317
122,510	Citigroup Inc.	5,942,960
41,458	CME Group, Inc.	3,062,917
3,691	ING Groep N.V., Sponsored ADR, (2)	41,893
201,985	JPMorgan Chase & Co.	10,440,605
Total Diversified Financial Services	37,113,037
Diversified Telecommunication Services – 2.0%
263,253	AT&T Inc.	8,903,216
93,521	Frontier Communications Corporation	389,983
174,210	Verizon Communications Inc.	8,128,639
Total Diversified Telecommunication Services	17,421,838
Electric Utilities – 1.4%
43,811	Companhia Energetica de Minas Gerais, Sponsored ADR	378,527
44,184	Duke Energy Corporation	2,950,608
71,296	Great Plains Energy Incorporated	1,582,771
100,736	OGE Energy Corp.	3,635,562
129,707	Pepco Holdings, Inc.	2,394,391
25,438	Pinnacle West Capital Corporation	1,392,476
Total Electric Utilities	12,334,335
Electrical Equipment – 1.6%
14,520	Eaton PLC	999,557
51,549	Emerson Electric Company	3,335,220
11,240	Hubbell Incorporated, Class B	1,177,278
31,575	Rockwell Automation, Inc.	3,376,631
42,974	Roper Industries Inc.	5,709,955
Total Electrical Equipment	14,598,641
Electronic Equipment & Instruments – 0.1%
88,036	Corning Incorporated	1,284,445
Energy Equipment & Services – 1.9%
25,308	Diamond Offshore Drilling, Inc.	1,577,195
36,079	Ensco PLC, Class A	1,939,246
90,607	Halliburton Company	4,362,727
54,107	Patterson-UTI Energy, Inc.	1,156,808
75,828	Schlumberger Limited	6,700,162
17,510	Tidewater Inc.	1,038,168
Total Energy Equipment & Services	16,774,306
Food & Staples Retailing – 1.9%
93,299	CVS Caremark Corporation	5,294,718
82,219	Kroger Co.	3,316,714
38,974	SUPERVALU INC., (2)	320,756
62,176	Walgreen Co.	3,345,069
57,835	Wal-Mart Stores, Inc.	4,277,477
Total Food & Staples Retailing	16,554,734
Food Products – 0.8%
49,868	Kraft Foods Inc.	2,615,078
149,606	Mondelez International Inc.	4,700,621
Total Food Products	7,315,699
Gas Utilities – 1.1%
34,085	Atmos Energy Corporation	1,451,680
41,373	National Fuel Gas Company	2,844,807
99,610	ONEOK, Inc.	5,311,205
Total Gas Utilities	9,607,692
Health Care Equipment & Supplies – 1.6%
91,444	Abbott Laboratories	3,035,026
68,517	Baxter International, Inc.	4,500,882
36,821	Hill Rom Holdings Inc.	1,319,296
97,109	Hologic Inc., (2)	2,005,301
69,279	Medtronic, Inc.	3,689,107
Total Health Care Equipment & Supplies	14,549,612
Health Care Providers & Services – 2.2%
52,702	Aetna Inc.	3,373,982
62,293	Brookdale Senior Living Inc., (2)	1,638,306
106,974	Express Scripts Holding Company, (2)	6,608,854
75,497	UnitedHealth Group Incorporated	5,406,340
28,746	Wellpoint Inc.	2,403,453
Total Health Care Providers & Services	19,430,935
Hotels, Restaurants & Leisure – 1.9%
51,390	International Game Technology	972,813
8,487	Las Vegas Sands	563,707
63,671	McDonald’s Corporation	6,125,787
49,918	Starbucks Corporation	3,842,188
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,407,345
23,029	Wynn Resorts Ltd	3,638,812
Total Hotels, Restaurants & Leisure	16,550,652
Household Durables – 0.6%
68,264	KB Home	1,230,117
54,753	Newell Rubbermaid Inc.	1,505,708
19,851	Whirlpool Corporation	2,906,980
Total Household Durables	5,642,805
Household Products – 1.7%
83,232	Colgate-Palmolive Company	4,935,658
139,512	Procter & Gamble Company	10,545,712
Total Household Products	15,481,370
Industrial Conglomerates – 1.8%
21,774	3M Co.	2,600,033
540,880	General Electric Company	12,921,623
Total Industrial Conglomerates	15,521,656
Insurance – 1.7%
59,372	Allstate Corporation	3,001,255
23,207	American International Group	1,128,556
26,066	Arthur J. Gallagher & Co.	1,137,781
92,800	CNO Financial Group Inc.	1,336,320
65,958	Genworth Financial Inc., Class A, (2)	843,603
23,657	Hartford Financial Services Group, Inc.	736,206
13,952	Kemper Corporation	468,787
35,717	Lincoln National Corporation	1,499,757
103,489	Marsh & McLennan Companies, Inc.	4,506,946
Total Insurance	14,659,211
Internet & Catalog Retail – 2.3%
51,843	Amazon.com, Inc., (2)	16,208,195
27,170	HSN, Inc.	1,456,855
2,747	Priceline.com Incorporated, (2)	2,777,080
Total Internet & Catalog Retail	20,442,130
Internet Software & Services – 5.6%
39,603	Akamai Technologies, Inc., (2)	2,047,475
58,343	Earthlink, Inc.	288,798
194,369	eBay Inc., (2)	10,843,847
107,717	Facebook Inc., Class A, (2)	5,411,702
30,939	Google Inc., Class A, (2)	27,099,778
22,576	IAC/InterActiveCorp.	1,234,230
59,649	VeriSign, Inc., (2)	3,035,538
Total Internet Software & Services	49,961,368
IT Services – 3.5%
105,019	Automatic Data Processing, Inc.	7,601,275
61,069	Fidelity National Information Services	2,836,044
51,410	International Business Machines Corporation (IBM)	9,520,104
14,762	Lender Processing Services Inc.	491,132
108,876	Paychex, Inc.	4,424,721
32,522	Visa Inc., Class A	6,214,954
Total IT Services	31,088,230
Leisure Equipment & Products – 0.8%
70,638	Mattel, Inc.	2,956,907
29,666	Polaris Industries Inc.	3,832,254
Total Leisure Equipment & Products	6,789,161
Machinery – 2.0%
36,452	Caterpillar Inc.	3,039,003
18,970	Deere & Company	1,543,968
43,913	Graco Inc.	3,252,197
23,133	Joy Global Inc.	1,180,708
27,707	SPX Corporation	2,345,120
40,513	Stanley Black & Decker Inc.	3,669,262
50,568	Timken Company	3,054,307
Total Machinery	18,084,565
Media – 2.4%
97,817	New York Times, Class A, (2)	1,229,560
75,168	News Corporation, Class A, (2)	1,207,198
58,689	Omnicom Group, Inc.	3,723,230
82,498	Regal Entertainment Group, Class A	1,565,812
60,260	The Walt Disney Company	3,886,167
300,675	Twenty-First Century Fox Inc., Class A	10,072,613
Total Media	21,684,580
Metals & Mining – 0.6%
268,308	Alcoa Inc.	2,178,661
20,083	Barrick Gold Corporation	373,945
53,761	Freeport-McMoRan Copper & Gold, Inc.	1,778,414
148,596	Hecla Mining Company	466,591
28,154	Southern Copper Corporation	766,915
Total Metals & Mining	5,564,526
Multiline Retail – 1.0%
52,643	Macy’s, Inc.	2,277,863
44,360	Nordstrom, Inc.	2,493,032
21,415	Sears Holding Corporation, (2)	1,277,191
37,279	Target Corporation	2,385,110
Total Multiline Retail	8,433,196
Multi-Utilities – 0.6%
62,041	Ameren Corporation	2,161,508
97,043	Public Service Enterprise Group Incorporated	3,195,626
Total Multi-Utilities	5,357,134
Oil, Gas & Consumable Fuels – 5.6%
97,595	Chevron Corporation	11,857,793
2,747	CNOOC Limited, Sponsored ADR	554,345
81,203	ConocoPhillips	5,644,421
211,742	Exxon Mobil Corporation	18,218,281
27,119	Hess Corporation	2,097,383
51,327	Occidental Petroleum Corporation	4,801,128
3,274	PetroChina Company Limited, Sponsored ADR	359,976
54,850	Phillips 66	3,171,427
122,639	SandRidge Energy Inc., (2)	718,665
39,133	Statoil ASA, Sponsored ADR	887,536
23,753	Suncor Energy, Inc.	849,882
Total Oil, Gas & Consumable Fuels	49,160,837
Pharmaceuticals – 5.0%
91,444	AbbVie Inc.	4,090,290
151,837	Bristol-Myers Squibb Company	7,027,016
84,570	Eli Lilly and Company	4,256,408
1,112	GlaxoSmithKline PLC, Sponsored ADR	55,789
137,675	Johnson & Johnson	11,935,046
174,141	Merck & Company Inc.	8,290,853
308,024	Pfizer Inc.	8,843,369
Total Pharmaceuticals	44,498,771
Professional Services – 0.3%
29,079	Manpower Inc.	2,115,206
18,692	Resources Connection, Inc.	253,650
Total Professional Services	2,368,856
Real Estate Investment Trust – 1.4%
60,679	Apartment Investment & Management Company, Class A	1,695,371
69,975	Brandywine Realty Trust	922,271
34,687	CBL & Associates Properties Inc.	662,522
129,993	CubeSmart	2,319,075
114,294	DCT Industrial Trust Inc.	821,774
43,378	Health Care REIT, Inc.	2,705,920
79,809	Lexington Corporate Properties Trust	896,255
46,608	Liberty Property Trust	1,659,245
8,511	Ventas Inc.	523,427
Total Real Estate Investment Trust	12,205,860
Road & Rail – 0.7%
41,968	Union Pacific Corporation	6,519,309
Semiconductors & Equipment – 3.3%
98,918	Altera Corporation	3,675,793
64,144	Analog Devices, Inc.	3,017,975
107,440	Broadcom Corporation, Class A	2,794,514
699,018	Intel Corporation	16,021,493
26,060	Intersil Holding Corporation, Class A	292,654
81,111	Linear Technology Corporation	3,216,862
Total Semiconductors & Equipment	29,019,291
Software – 5.9%
154,461	Activision Blizzard Inc.	2,574,865
134,980	Adobe Systems Incorporated, (2)	7,010,861
79,219	Autodesk, Inc., (2)	3,261,446
920,600	Microsoft Corporation	30,665,185
258,545	Oracle Corporation	8,575,938
Total Software	52,088,295
Specialty Retail – 2.4%
20,823	Abercrombie & Fitch Co., Class A	736,510
59,432	American Eagle Outfitters, Inc.	831,454
51,495	Best Buy Co., Inc.	1,931,063
58,779	CarMax, Inc., (2)	2,849,018
73,397	Gap, Inc.	2,956,431
38,435	Home Depot, Inc.	2,915,295
58,013	L Brands Inc.	3,544,594
111,815	Lowe’s Companies, Inc.	5,323,512
Total Specialty Retail	21,087,877
Thrifts & Mortgage Finance – 0.1%
40,800	MGIC Investment Corporation, (2)	297,024
56,714	New York Community Bancorp Inc.	856,949
Total Thrifts & Mortgage Finance	1,153,973
Tobacco – 1.6%
72,934	Altria Group, Inc.	2,505,283
111,624	Philip Morris International	9,665,522
36,132	Reynolds American Inc.	1,762,519
Total Tobacco	13,933,324
Wireless Telecommunication Services – 0.1%
4,018	China Mobile Limited, Sponsored ADR	226,736
116,407	Sprint Corporation, (2)	722,887
Total Wireless Telecommunication Services	949,623
Total Long-Term Investments (cost $546,587,658)	880,648,874

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.1%
$ 36,190	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/13, repurchase price $36,189,577, collateralized by $39,535,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $36,915,806	0.000%	10/01/13	$ 36,189,577
Total Short-Term Investments (cost $36,189,577)	36,189,577
Total Investments (cost $582,777,235) – 103.5%	916,838,451
Other Assets Less Liabilities – (3.5)% (3)	(31,349,644)
Net Assets – 100%	$ 885,488,807

Investments in Derivatives as of September 30, 2013

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)

(83)	NASDAQ-100 Index	$ (25,937,500)	10/19/13	$ 3,125	$ (947,445)
(85)	NASDAQ-100 Index	(26,775,000)	10/19/13	3,150	(791,350)
(85)	NASDAQ-100 Index	(26,987,500)	10/19/13	3,175	(627,725)
(84)	NASDAQ-100 Index	(27,090,000)	10/19/13	3,225	(269,640)
(87)	NASDAQ-100 Index	(27,405,000)	11/16/13	3,150	(985,275)
(88)	NASDAQ-100 Index	(27,940,000)	11/16/13	3,175	(844,800)
(173)	NASDAQ-100 Index	(55,360,000)	11/16/13	3,200	(1,384,000)
(476)	S&P 500® Index	(78,540,000)	10/19/13	1,650	(2,099,160)
(422)	S&P 500® Index	(70,685,000)	10/19/13	1,675	(1,099,310)
(456)	S&P 500® Index	(76,608,000)	10/19/13	1,680	(1,048,800)
(716)	S&P 500® Index	(121,720,000)	10/19/13	1,700	(873,520)
(538)	S&P 500® Index	(91,998,000)	10/19/13	1,710	(446,540)
(350)	S&P 500® Index	(58,625,000)	11/16/13	1,675	(1,302,000)
(471)	S&P 500® Index	(80,070,000)	11/16/13	1,700	(1,080,945)
(456)	S&P 500® Index	(78,660,000)	11/16/13	1,725	(581,400)
(4,570)	Total Call Options Written (premiums received $18,428,237)	$(874,401,000)	$(14,381,910)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 880,648,874	$ –	$ –	$ 880,648,874
Short-Term Investments:
Repurchase Agreements	–	36,189,577	–	36,189,577
Derivatives:
Call Options Written	(14,381,910)	–	–	(14,381,910)
Total	$ 866,266,964	$ 36,189,577	$ –	$ 902,456,541

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $583,256,958.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 362,536,870
Depreciation	(28,955,377)

Net unrealized appreciation (depreciation) of investments	$ 333,581,493

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013